Organization and Nature of Operations - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Feb. 28, 2021	Nov. 27, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Service agreement, contractual term, minimum			10 years
Notice to terminate contractual agreement, period required			30 days
Shareholder voting rights agreement, term, minimum			10 years
Notice to terminate shareholder voting rights agreement, period requirement			30 days
Exclusive option agreement, term, minimum			10 years
Notice to terminate exclusive option agreement, period requirement			30 days
Agreement Term			10 years
Notice Period By wholly foreign owned enterprise to extend Aagreement term			30 days
Exclusive Technology Consulting and Services Agreement [Member]
Variable Interest Entity [Line Items]
Service fees charged by wholly foreign owned enterprise to variable interest entities			$ 8,000	$ 12,700	$ 53,800
Netless [Member]
Variable Interest Entity [Line Items]
Business acquisition percentage of voting interests acquired		100.00%
Payments to acquire businesses gross					$ 3,150
Business combination, consideration transferred		$ 4,000
Easemob [Member]
Variable Interest Entity [Line Items]
Business acquisition percentage of voting interests acquired	100.00%
Payments to acquire businesses gross	$ 53,400
Sale of business, completion date	Feb. 01, 2023
Agora IO Hongkong Limited
Variable Interest Entity [Line Items]
Percent ownership of subsidiary			100.00%
Agora IO Hongkong Limited | Agora IO, Inc
Variable Interest Entity [Line Items]
Percentage of shares contributed			100.00%